Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000107482 | 35066376Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107482 | 35066379Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000107482 | 35066380NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107482 | 35066343Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107482 | 35066317Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107482 | 35066324Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107482 | 35066320Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107482 | 35066336EOG Resources Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107482 | 35066367Honeywell International Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107482 | 35066348JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107482 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000107482 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000107482 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000107482 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107482 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000107482 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000107482 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107482 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000107482 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000107482 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107482 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000107482 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147183 | 35066455Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000147183 | 35066438Elevance Health Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147183 | 35066456NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147183 | 35066447Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147183 | 35066433Goldman Sachs Group Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000147183 | 35066420Coca-Cola Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147183 | 35066404Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147183 | 35066414NIKE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147183 | 35066459Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147183 | 35066418Asahi Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147183 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147183 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147183 | USD
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147183 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147183 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000147183 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000147183 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000147183 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000147183 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000147183 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000147183 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000147183 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000147183 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147183 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147183 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147183 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000147183 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147183 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000147183 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147183 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147183 | China
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147183 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147183 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147183 | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147183 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147183 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147183 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147183 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107480 | 35066376Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107480 | 35066379Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000107480 | 35066380NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107480 | 35066343Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107480 | 35066317Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107480 | 35066324Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107480 | 35066320Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107480 | 35066336EOG Resources Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107480 | 35066367Honeywell International Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107480 | 35066348JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107480 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000107480 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000107480 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000107480 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107480 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000107480 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000107480 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107480 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000107480 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000107480 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107480 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000107480 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180082 | 35071803NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000180082 | 35071801Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000180082 | 35071775Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000180082 | 35071791Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180082 | 35071798Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180082 | 35071808NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180082 | 35071792Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180082 | 35071773Aflac Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180082 | 35071772Unilever plc, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180082 | 35071799Intuit Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180082 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000180082 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000180082 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000180082 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000180082 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000180082 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000180082 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000180082 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180082 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000107477 | 35066376Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107477 | 35066379Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000107477 | 35066380NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107477 | 35066343Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107477 | 35066317Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107477 | 35066324Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107477 | 35066320Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107477 | 35066336EOG Resources Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107477 | 35066367Honeywell International Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107477 | 35066348JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107477 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000107477 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000107477 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000107477 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107477 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000107477 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000107477 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107477 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000107477 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000107477 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107477 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000107477 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107481 | 35066376Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000107481 | 35066379Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000107481 | 35066380NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107481 | 35066343Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000107481 | 35066317Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107481 | 35066324Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107481 | 35066320Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107481 | 35066336EOG Resources Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107481 | 35066367Honeywell International Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107481 | 35066348JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107481 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000107481 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000107481 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000107481 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000107481 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000107481 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000107481 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107481 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000107481 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000107481 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107481 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000107481 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236906 | 35071803NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236906 | 35071801Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236906 | 35071775Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236906 | 35071791Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236906 | 35071798Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236906 | 35071808NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236906 | 35071792Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236906 | 35071773Aflac Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236906 | 35071772Unilever plc, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236906 | 35071799Intuit Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236906 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000236906 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000236906 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236906 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000236906 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000236906 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236906 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236906 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236906 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158544 | 35066577Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158544 | 35066548Shell plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158544 | 35066599Constellation Software Inc./Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158544 | 35066565Oversea-Chinese Banking Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158544 | 35066594Wolters Kluwer NV
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158544 | 35066589RELX plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158544 | 35066569Sumitomo Mitsui Financial Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158544 | 35066588Prysmian SpA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158544 | 35066560Mitsubishi UFJ Financial Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158544 | 35066534Honda Motor Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158544 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158544 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158544 | USD
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000158544 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000158544 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000158544 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000158544 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158544 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158544 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000158544 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158544 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000158544 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158544 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158544 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000158544 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158544 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158544 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158544 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000158544 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158544 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158544 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000158544 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000158544 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158544 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158544 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158544 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158544 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158544 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158544 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147177 | 35066455Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000147177 | 35066438Elevance Health Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147177 | 35066456NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147177 | 35066447Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147177 | 35066433Goldman Sachs Group Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000147177 | 35066420Coca-Cola Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147177 | 35066404Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147177 | 35066414NIKE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147177 | 35066459Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147177 | 35066418Asahi Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147177 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147177 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147177 | USD
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147177 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147177 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000147177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000147177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000147177 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000147177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000147177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000147177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000147177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000147177 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147177 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147177 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147177 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000147177 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147177 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000147177 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147177 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147177 | China
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147177 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147177 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147177 | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147177 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147177 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147177 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147177 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147182 | 35066455Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000147182 | 35066438Elevance Health Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147182 | 35066456NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147182 | 35066447Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147182 | 35066433Goldman Sachs Group Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000147182 | 35066420Coca-Cola Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147182 | 35066404Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147182 | 35066414NIKE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147182 | 35066459Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147182 | 35066418Asahi Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147182 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147182 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147182 | USD
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147182 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147182 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000147182 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000147182 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000147182 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000147182 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000147182 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000147182 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000147182 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000147182 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147182 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147182 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147182 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000147182 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147182 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000147182 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147182 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147182 | China
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147182 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147182 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147182 | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147182 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147182 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147182 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147182 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230112 | 35071803NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230112 | 35071801Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230112 | 35071775Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230112 | 35071791Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230112 | 35071798Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230112 | 35071808NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230112 | 35071792Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230112 | 35071773Aflac Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230112 | 35071772Unilever plc, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230112 | 35071799Intuit Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230112 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000230112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000230112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000230112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000230112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230112 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230111 | 35071803NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230111 | 35071801Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230111 | 35071775Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230111 | 35071791Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230111 | 35071798Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230111 | 35071808NextEra Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230111 | 35071792Waste Management Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230111 | 35071773Aflac Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230111 | 35071772Unilever plc, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230111 | 35071799Intuit Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230111 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000230111 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000230111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000230111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000230111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230111 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	5.50%